Shareholders' Equity - Restricted Stock Unit and Performance Stock Activity (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Weighted-Average Grant Date Fair Value
Share-based cost not yet recognized		$ 1.8
Weighted-average remaining service period		2 years 10 months 17 days
Restricted Stock Units (RSUs)
Number of Restricted Stock Units
Beginning balance (in shares)	150,000	0
Granted (in shares)	252,063	150,000
Vested (in shares)	0	0
Cancelled (in shares)	(873)	0
Ending balance (in shares)	401,190	150,000
Weighted-Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 20.00
Granted (in dollars per share)	18.50	20
Vested (in dollars per share)	0
Cancelled (in dollars per share)	17.89
Ending balance (in dollars per share)	$ 19.06	$ 20.00
Share-based cost not yet recognized	$ 6.6	$ 2.9
Weighted-average remaining service period	2 years 10 months 28 days
Performance Stock
Number of Restricted Stock Units
Beginning balance (in shares)	0
Granted (in shares)	132,374
Vested (in shares)	0
Cancelled (in shares)	0
Ending balance (in shares)	132,374	0
Weighted-Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 0
Granted (in dollars per share)	17.92
Vested (in dollars per share)	0
Cancelled (in dollars per share)	0
Ending balance (in dollars per share)	$ 17.92	$ 0
Share-based cost not yet recognized	$ 2.1
Weighted-average remaining service period	2 years 7 months 28 days